Annual Total Returns - Class Y-3	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Mercer US Small/Mid Cap Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	15.25%	(16.75%)	24.36%	15.70%	29.42%	(13.20%)	26.05%	5.34%	3.92%	9.82%
Mercer Non-US Core Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	18.80%	(16.83%)	11.92%	12.96%	24.40%	(13.12%)	27.45%	1.10%	1.48%	(3.68%)
Mercer Emerging Markets Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	7.13%	(24.25%)	0.01%	15.36%	18.69%	(16.86%)	35.15%	8.96%	(14.94%)	(1.01%)
Mercer Global Low Volatility Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	16.58%	(13.70%)	18.63%	7.69%	25.46%	(5.31%)	21.14%	7.24%	3.71%	5.50%
Mercer Core Fixed Income Fund
Prospectus [Line Items]
Annual Return [Percent]	6.43%	(13.69%)	(1.15%)	9.49%	9.68%	(0.49%)	4.28%	3.52%	none	5.74%
Mercer Opportunistic Fixed Income Fund
Prospectus [Line Items]
Annual Return [Percent]	12.11%	(11.56%)	1.25%	8.26%	8.74%	(5.52%)	12.51%	10.88%	(12.77%)	(3.32%)